Prepayments	12 Months Ended
Dec. 31, 2023
Prepayments
Prepayments	Note 16 Prepayments

EUR’000	2023	2022	2021
Prepayments	9,562	1,699	1,497
Prepayments include deferred costs like bank loan fees, insurance annual premiums and software annual subscriptions.